UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (31.1%)
	Consumer Discretionary (6.9%)
600,000	Altice, SA* 7.750%, 05/15/22	$615,750
240,000	Bon-Ton Department Stores, Inc.^µ 8.000%, 06/15/21	216,750
1,150,000	Century Communities, Inc.* 6.875%, 05/15/22	1,174,437
800,000	Chrysler Group, LLC 8.000%, 06/15/19	853,500
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	631,060
4,180,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,446,475
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,577,000
1,480,000	5.125%, 05/01/20	1,521,625
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	945,000
959,000	Golden Nugget Escrow, Inc.*µ 8.500%, 12/01/21	1,006,950
	Goodyear Tire & Rubber Companyµ
4,714,000	8.250%, 08/15/20	5,094,066
1,000,000	7.000%, 05/15/22	1,088,750
848,000	Greektown Holdings, LLC* 8.875%, 03/15/19	857,540
	Icahn Enterprises, LP
1,286,000	5.875%, 02/01/22	1,317,346
720,000	6.000%, 08/01/20	753,300
175,000	4.875%, 03/15/19	175,438
2,000,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	2,211,250
1,730,000	L Brands, Inc.µ 6.950%, 03/01/33	1,797,037
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,228,750
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,505,409
800,000	7.150%, 04/15/20	883,000
960,000	MISA Investments, Ltd.* 8.625%, 08/15/18	983,400
	Neiman Marcus Group Ltd., LLC*
210,000	8.750%, 10/15/21	227,981
170,000	8.000%, 10/15/21µ	178,500
	Numericable Group, SA*
800,000	6.000%, 05/15/22	802,500
200,000	6.250%, 05/15/24	200,750
1,400,000	Outerwall, Inc.µ 6.000%, 03/15/19	1,440,250
330,000	Quiksilver, Inc. / QS Wholesale, Inc.*µ 7.875%, 08/01/18	305,663
1,710,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	1,954,744

PRINCIPAL AMOUNT		VALUE

960,000	Ryland Group, Inc.µ 5.375%, 10/01/22	$956,400
200,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.750%, 06/01/22	210,625
1,000,000	Service Corp. Internationalµ 8.000%, 11/15/21	1,170,625
1,000,000	Time, Inc.* 5.750%, 04/15/22	990,000
985,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	1,084,116

		41,405,987

	Consumer Staples (0.3%)
330,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	337,425
1,615,000	Post Holdings, Inc.µ 7.375%, 02/15/22	1,706,853

		2,044,278

	Energy (7.3%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,883,670
1,500,000	Berry Petroleum Companyµ 6.375%, 09/15/22	1,551,562
	Bonanza Creek Energy, Inc.
830,000	6.750%, 04/15/21µ	871,500
400,000	5.750%, 02/01/23	393,000
2,500,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,645,312
	Calumet Specialty Products Partners, LP
1,000,000	7.625%, 01/15/22µ	1,065,625
464,000	6.500%, 04/15/21*	476,760
	Carrizo Oil & Gas, Inc.µ
2,500,000	8.625%, 10/15/18	2,628,125
750,000	7.500%, 09/15/20	818,438
2,000,000	Cimarex Energy Companyµ 5.875%, 05/01/22	2,201,250
1,200,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,222,500
900,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	930,938
576,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	582,480
3,000,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	3,013,125
	Linn Energy, LLCµ
3,000,000	7.750%, 02/01/21	3,172,500
1,000,000	6.250%, 11/01/19‡	1,017,500
	Oasis Petroleum, Inc.µ
1,940,000	6.500%, 11/01/21	2,077,012
1,250,000	6.875%, 01/15/23	1,367,969
1,410,000	Pacific Drilling, SA* 5.375%, 06/01/20	1,349,194

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

800,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	$847,000
448,000	Pioneer Energy Services Corp.*µ 6.125%, 03/15/22	463,120
1,122,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	1,116,390
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,447,500
1,200,000	Swift Energy Companyµ 8.875%, 01/15/20	1,266,750
750,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	788,906
4,500,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	4,798,125
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	719,688

		43,715,939

	Financials (1.8%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	2,966,571
520,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	533,650
360,000	First Cash Financial Services, Inc.* 6.750%, 04/01/21	378,000
	Jefferies Finance, LLC*
1,200,000	7.375%, 04/01/20µ	1,261,500
694,000	6.875%, 04/15/22	694,867
4,000,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	4,295,000
550,000	Nuveen Investments, Inc.*µ 9.125%, 10/15/17	590,906

		10,720,494

	Health Care (3.1%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	2,065,000
2,260,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	2,436,563
387,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	396,433
810,000	Crimson Merger Sub, Inc.* 6.625%, 05/15/22	765,450
2,000,000	Endo Health Solutions, Inc.*µ 7.000%, 07/15/19	2,110,000
2,520,000	Hologic, Inc.µ 6.250%, 08/01/20	2,631,825
515,000	Salix Pharmaceuticals, Ltd.*µ 6.000%, 01/15/21	545,256
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,250,000
	Valeant Pharmaceuticals International, Inc.*µ
1,400,000	7.250%, 07/15/22	1,504,125
1,300,000	7.000%, 10/01/20	1,361,750

PRINCIPAL AMOUNT		VALUE

600,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	$634,125

		18,700,527

	Industrials (3.5%)
1,935,000	ACCO Brands Corp.µ 6.750%, 04/30/20	2,012,400
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,367,438
688,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	743,470
750,000	Garda World Security Corp.* 7.250%, 11/15/21	770,156
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,665,787
980,000	Meritor, Inc.µ 6.750%, 06/15/21	1,044,925
494,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.* 8.875%, 04/15/19	495,544
975,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.*µ 8.250%, 10/15/18	1,027,406
1,800,000	Navistar International Corp.µ 8.250%, 11/01/21	1,838,250
3,000,000	Rexel, SA*µ 6.125%, 12/15/19	3,168,750
1,020,000	Terex Corp.µ 6.000%, 05/15/21	1,078,013
1,400,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,498,875
4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	4,445,000

		21,156,014

	Information Technology (2.9%)
1,050,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	1,113,656
	Amkor Technology, Inc.
1,900,000	6.375%, 10/01/22µ	1,976,000
707,000	6.625%, 06/01/21	744,118
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,388,687
825,000	Cardtronics, Inc.* 5.125%, 08/01/22	826,547
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,262,500
2,500,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	2,514,063
1,210,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,253,106

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	$3,234,375

		17,313,052

	Materials (2.6%)
449,000	Chemtura Corp.µ 5.750%, 07/15/21	456,296
	First Quantum Minerals, Ltd.*
517,000	7.000%, 02/15/21	534,449
517,000	6.750%, 02/15/20	532,833
3,500,000	FMG Resources*^ 8.250%, 11/01/19	3,780,000
1,000,000	INEOS Group Holdings, SA*^µ 6.125%, 08/15/18	1,013,750
	New Gold, Inc.*µ
3,000,000	7.000%, 04/15/20	3,221,250
750,000	6.250%, 11/15/22	794,531
	Sealed Air Corp.*µ
1,290,000	8.125%, 09/15/19	1,398,844
530,000	5.250%, 04/01/23	528,013
1,557,000	Trinseo Materials Operating, SCA 8.750%, 02/01/19	1,643,608
1,635,000	United States Steel Corp.^ 6.875%, 04/01/21	1,730,034

		15,633,608

	Telecommunication Services (1.6%)
666,000	CenturyLink, Inc.µ 6.750%, 12/01/23	723,396
1,563,000	Frontier Communications Corp.µ 7.625%, 04/15/24	1,645,057
	Intelsat, SA
3,260,000	7.750%, 06/01/21	3,347,612
220,000	8.125%, 06/01/23	229,075
	Sprint Corp.*µ
1,035,000	7.875%, 09/15/23	1,111,331
420,000	7.125%, 06/15/24	428,138
305,000	7.250%, 09/15/21	325,969
1,530,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	1,605,544

		9,416,122

	Utilities (1.1%)
1,050,000	AES Corp.µ 7.375%, 07/01/21	1,197,656
1,215,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,303,088
3,996,000	Calpine Corp.*µ 7.875%, 01/15/23	4,350,645

		6,851,389

	TOTAL CORPORATE BONDS (Cost $178,993,758)	186,957,410

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (28.2%)
		Consumer Discretionary (5.1%)
2,000,000		HomeAway, Inc.*^ 0.125%, 04/01/19	$1,963,130
		Jarden Corp.
2,415,000		1.125%, 03/15/34*	2,391,538
1,900,000		1.500%, 06/15/19	2,205,092
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ,§ 0.750%, 03/30/43	5,562,620
1,550,000		Liberty Media Corp.*^µ 1.375%, 10/15/23	1,590,858
5,200,000		MGM Resorts Internationalµ 4.250%, 04/15/15	7,740,720
670,000		Standard Pacific Corp.µ 1.250%, 08/01/32	778,507
1,200,000	EUR	Steinhoff Finance Holding, GmbHµ 4.500%, 03/31/18	2,120,778
3,700,000		Tesla Motors, Inc. 1.250%, 03/01/21	3,463,163
1,400,000	GBP	TUI Travel, PLC 4.900%, 04/27/17	2,695,710

			30,512,116

		Consumer Staples (0.9%)
44,000,000	HKD	Biostime International Holdings, Ltd. 0.000%, 02/20/19	5,464,539

		Energy (0.6%)
2,000,000		Chesapeake Energy Corp.^µ 2.750%, 11/15/35	2,073,290
1,000,000		Newpark Resources, Inc.^µ 4.000%, 10/01/17	1,326,720

			3,400,010

		Financials (4.6%)
		Ares Capital Corp.µ
2,300,000		4.750%, 01/15/18	2,429,571
1,278,000		5.750%, 02/01/16	1,359,172
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,089,470
4,900,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	7,439,583
1,100,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	1,083,027
3,700,000	EUR	Industrivarden, ABµ 1.875%, 02/27/17	5,334,138
		MGIC Investment Corp.
1,375,000		2.000%, 04/01/20µ	1,768,553
407,000		5.000%, 05/01/17	445,044
930,000		Portfolio Recovery Associates, Inc.*µ 3.000%, 08/01/20	1,096,865

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,500,000		Prologis, Inc.^ 3.250%, 03/15/15	$1,677,420
1,000,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	1,117,980

			27,840,823

		Health Care (4.3%)
1,757,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	1,837,594
1,805,000		Cepheid*^ 1.250%, 02/01/21	1,706,970
2,850,000		Cubist Pharmaceuticals, Inc.*^ 1.875%, 09/01/20	3,067,355
950,000		Emergent Biosolutions, Inc.* 2.875%, 01/15/21	987,725
975,000		Fluidigm Corp. 2.750%, 02/01/34	906,989
4,000,000		Illumina, Inc.* 0.500%, 06/15/21	3,996,720
455,000		Incyte Corp.*µ 1.250%, 11/15/20	549,196
1,000,000		Insulet Corp. 2.000%, 06/15/19	1,052,670
1,679,000		Medidata Solutions, Inc.*^ 1.000%, 08/01/18	1,835,894
424,000		Molina Healthcare, Inc.µ 1.125%, 01/15/20	498,764
1,600,000		Salix Pharmaceuticals, Ltd.^µ 1.500%, 03/15/19	3,324,008
3,800,000		WellPoint, Inc.µ 2.750%, 10/15/42	5,985,095

			25,748,980

		Industrials (1.6%)
593,000		Air Lease Corp. 3.875%, 12/01/18	834,446
485,000,000	JPY	Nidec Corp.µ 0.000%, 09/18/15	6,010,423
1,500,000		Trinity Industries, Inc. 3.875%, 06/01/36	2,787,592

			9,632,461

		Information Technology (9.7%)
3,000,000		Ciena Corp.*^µ 3.750%, 10/15/18	3,880,740
1,000,000		Citrix Systems, Inc.*^ 0.500%, 04/15/19	1,088,855
3,000,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	3,662,003
391,000		Electronic Arts, Inc. 0.750%, 07/15/16	471,356
4,900,000		Epistar Corp. 0.000%, 08/07/18	5,743,141

PRINCIPAL AMOUNT			VALUE

1,300,000		Finisar Corp.*µ 0.500%, 12/15/33	$1,278,797
1,900,000		InvenSense, Inc.*µ 1.750%, 11/01/18	2,275,858
1,500,000		Mentor Graphics Corp.^µ 4.000%, 04/01/31	1,748,153
675,000		Novellus Systems, Inc.^µ 2.625%, 05/15/41	1,398,533
1,800,000		NVIDIA Corp.* 1.000%, 12/01/18	1,948,995
2,450,000		ON Semiconductor Corp.^µ 2.625%, 12/15/26	2,788,566
2,000,000		Palo Alto Networks, Inc.* 0.000%, 07/01/19	2,049,600
300,000		Photronics, Inc.µ 3.250%, 04/01/16	322,119
3,800,000		Salesforce.com, Inc.^µ 0.250%, 04/01/18	4,210,875
3,200,000		SanDisk Corp.*^µ 0.500%, 10/15/20	3,738,176
3,600,000		ServiceNow, Inc.*^µ 0.000%, 11/01/18	3,877,164
2,500,000		SK Hynix, Inc. 2.650%, 05/14/15	3,570,423
		SunEdison, Inc.*
2,618,000		0.250%, 01/15/20	2,650,725
469,000		2.000%, 10/01/18µ	722,985
1,393,000		SunPower Corp.* 0.875%, 06/01/21	1,582,253
2,800,000		Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	3,426,220
		Workday, Inc.
1,000,000		1.500%, 07/15/20	1,270,070
1,000,000		0.750%, 07/15/18	1,234,850
250,000,000	JPY	Yaskawa Electric Corp.^ 0.000%, 03/16/17	3,118,525

			58,058,982

		Materials (1.4%)
3,450,000		Cemex, SAB de CV 3.250%, 03/15/16	4,778,630
3,200,000		Glencore Finance Europe, SAµ 5.000%, 12/31/14	3,711,256

			8,489,886

		TOTAL CONVERTIBLE BONDS (Cost $157,703,122)	169,147,797

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
450,000		United States Treasury Note~ 0.125%, 12/31/14 (Cost $450,000)	450,132

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.4%)
	Consumer Staples (0.5%)
16,750	Bunge, Ltd. 4.875%	$1,771,312
10,000	Post Holdings, Inc. 5.250%	976,150

		2,747,462

	Energy (1.0%)
5,006	Chesapeake Energy Corp.*^µ 5.750%	5,882,050

	Financials (2.5%)
65,000	Affiliated Managers Group, Inc.µ 5.150%	4,111,250
19,600	American Tower Corp. 5.250%	2,162,860
29,000	Crown Castle International Corp. 4.500%	2,906,670
151,000	MetLife, Inc.µ 5.000%	4,569,260
23,333	Weyerhaeuser Company 6.375%	1,260,449

		15,010,489

	Industrials (2.0%)
14,800	Genesee & Wyoming, Inc. 5.000%	1,915,268
10,000	Stanley Black & Decker, Inc.^ 6.250%	1,134,000
148,500	United Technologies Corp.^µ 7.500%	8,809,020

		11,858,288

	Telecommunication Services (0.3%)
43,000	Intelsat, SA 5.750%	2,117,750

	Utilities (1.1%)
55,000	Dominion Resources, Inc. 6.375%	2,788,500
40,000	Exelon Corp. 6.500%	1,964,000
35,000	NextEra Energy, Inc. 5.799%	1,866,550

		6,619,050

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,934,654)	44,235,089

COMMON STOCKS (67.8%)
	Consumer Discretionary (8.9%)
3,600	Amazon.com, Inc.^µ#	1,126,764
38,500	Carnival Corp.^µ	1,394,470

NUMBER OF SHARES			VALUE

28,000		Comcast Corp. - Class A~	$1,504,440
27,500	CHF	Compagnie Financière Richemont, SA	2,609,537
42,800		Delphi Automotive, PLC~	2,859,040
100,000		Ford Motor Company~	1,702,000
6,800		Fossil Group, Inc.^#	666,400
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,134,990
14,800		Home Depot, Inc.^µ	1,196,580
11,400	KRW	Hyundai Motor Company	2,698,712
13,500		Las Vegas Sands Corp.µ	996,975
10,800		McDonald’s Corp.µ	1,021,248
65,000		Melco Crown Entertainment, Ltd.	2,158,000
650,000	HKD	MGM China Holdings, Ltd.	2,376,821
70,000	EUR	Moncler, S.p.A.	1,057,345
50,000	ZAR	Naspers, Ltd. - Class N	6,148,857
14,600		Nike, Inc. - Class Bµ	1,126,098
83,000	JPY	Panasonic Corp.	1,034,880
60,000	DKK	Pandora, A/S	4,105,860
9,000	EUR	Porsche Automobil Holding, SE	841,222
1,100		Priceline Group, Inc.µ#	1,366,695
14,500		Starbucks Corp.^µ	1,126,360
15,000		TJX Companies, Inc.µ	799,350
33,700	JPY	Toyota Motor Corp.	1,989,650
46,800		Walt Disney Company^µ	4,019,184
9,000		Whirlpool Corp.µ	1,283,760
260,000	GBP	WPP, PLC	5,175,705

			53,520,943

		Consumer Staples (5.3%)
335,000	BRL	AMBEV, SA	2,313,807
71,900	JPY	Asahi Group Holdings, Ltd.	2,168,406
39,000		Coca-Cola Company^µ	1,532,310
25,000		Costco Wholesale Corp.µ	2,938,500
106,500	EUR	Danone	7,692,580
24,000		Mondelez International, Inc. - Class A~	864,000
57,350	CHF	Nestlé, SA	4,246,198
11,000		Philip Morris International, Inc.^µ	902,110
39,000	GBP	SABMiller, PLC	2,123,613
67,000	JPY	Seven & I Holdings Company, Ltd.	2,788,246
32,000		Wal-Mart Stores, Inc.^µ	2,354,560
31,000		Walgreen Companyµ	2,131,870

			32,056,200

		Energy (7.5%)
875,000	GBP	BP, PLC	7,125,777
10,300		Cameron International Corp.µ#	730,373
19,500		Chevron Corp.^µ	2,520,180
40,000		ConocoPhillips^µ	3,300,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

18,400		Continental Resources, Inc.^#	$2,700,752
23,500		Devon Energy Corp.^µ	1,774,250
95,000	EUR	ENI, S.p.A.	2,417,363
180,000	CAD	Ensign Energy Services, Inc.	2,897,235
7,350		EOG Resources, Inc.µ	804,384
40,500		Exxon Mobil Corp.^µ	4,007,070
24,000		Noble Corp., PLC	752,880
20,000		Phillips 66^µ	1,622,200
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	3,383,836
26,700		Schlumberger, Ltd.^µ	2,894,013
73,000	CAD	Suncor Energy, Inc.µ	2,997,395
74,000	EUR	TOTAL, SA	4,772,610

			44,700,318

		Financials (11.5%)
440,000	GBP	Aberdeen Asset Management, PLC	3,054,661
410,000	HKD	AIA Group, Ltd.	2,196,534
20,500		Allstate Corp.µ	1,198,225
9,900		American Express Company~	871,200
30,200		American International Group, Inc.µ	1,569,796
17,300		Arthur J. Gallagher & Company~	778,500
95,000	AUD	ASX, Ltd.^	3,172,683
105,000		Bank of America Corp.µ	1,601,250
41,000		Bank of New York Mellon Corp.^µ	1,600,640
79,000		Blackstone Group, LPµ	2,581,720
73,500		Citigroup, Inc.µ	3,594,885
245,000	GBP	Countrywide, PLC	2,144,806
91,000	CHF	Credit Suisse Group, AG#	2,468,626
170,000	JPY	Daiwa Securities Group, Inc.	1,427,318
240,000	SGD	DBS Group Holdings, Ltd.	3,496,641
29,000	EUR	Deutsche Böerse, AG	2,099,449
15,500		Discover Financial Services^~	946,430
23,500		First Republic Bank^~	1,097,920
15,900		Franklin Resources, Inc.^µ	860,985
11,600		Goldman Sachs Group, Inc.µ	2,005,292
19,000		Hartford Financial Services Group, Inc.^µ	649,040
256,750	GBP	HSBC Holdings, PLC	2,752,597
77,500		JPMorgan Chase & Company^µ	4,469,425
80,000	CHF	Julius Baer Group, Ltd.#	3,393,771
99,000		Manulife Financial Corp.^µ	2,020,590
103,750		Och-Ziff Capital Management Group, LLC - Class Aµ	1,412,037
98,000	CAD	Power Financial Corp.^	3,158,362
8,500		Prudential Financial, Inc.^µ	739,245
17,400		State Street Corp.~	1,225,656
54,500	SEK	Svenska Handelsbanken, AB - Class A	2,624,742
9,650		T. Rowe Price Group, Inc.^µ	749,419

NUMBER OF SHARES			VALUE

88,000		Wells Fargo & Company^µ	$4,479,200
8,300	CHF	Zurich Insurance Group, AGµ#	2,411,232

			68,852,877

		Health Care (6.3%)
17,000		Abbott Laboratoriesµ	716,040
17,000		AbbVie, Inc.µ	889,780
13,000		Amgen, Inc.µ	1,656,070
23,400		Celgene Corp.^µ#	2,039,310
34,250		Eli Lilly and Company^µ	2,091,305
23,700		Gilead Sciences, Inc.#	2,169,735
26,700		Johnson & Johnson^µ	2,672,403
42,000		Medtronic, Inc.^µ	2,593,080
16,750		Merck & Company, Inc.^µ	950,395
185,625	DKK	Novo Nordisk, A/S - Class B	8,544,724
95,800		Pfizer, Inc.^µ	2,749,460
25,000	CHF	Roche Holding, AGµ	7,255,144
18,000		WellPoint, Inc.	1,976,580
12,700		Zimmer Holdings, Inc.^	1,270,889

			37,574,915

		Industrials (7.1%)
190,000	CHF	ABB, Ltd.µ#	4,369,595
36,500	EUR	Airbus Group, NV	2,117,738
54,000	EUR	ALSTOM#	1,942,124
610,000	GBP	BAE Systems, PLC	4,396,241
9,550		Boeing Company^~	1,150,584
10,279		Chicago Bridge & Iron Company, NV~	609,750
7,900		Cummins, Inc.~	1,101,181
37,300		Eaton Corp., PLC	2,533,416
11,000		Fortune Brands Home & Security, Inc.	415,690
242,500		General Electric Company^µ	6,098,875
41,000		Honeywell International, Inc.^µ	3,765,030
113,000	HKD	Hutchison Whampoa, Ltd.	1,532,895
75,000	JPY	Komatsu, Ltd.^	1,663,298
160,100	EUR	Koninklijke Philips, NVµ	4,934,373
39,177	EUR	Safran, SA	2,302,327
19,000		Union Pacific Corp.µ	1,867,890
8,000		United Parcel Service, Inc. - Class B~	776,720
8,300		United Technologies Corp.µ	872,745

			42,450,472

		Information Technology (14.3%)
96,850		Accenture, PLC - Class Aµ	7,678,268
128,100		Apple, Inc.µ	12,242,517
60,000	JPY	Canon, Inc.µ	1,962,916
29,500	EUR	Cap Gemini, SA	2,139,143
29,600		eBay, Inc.^µ#	1,562,880

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

18,000		Facebook, Inc. - Class A~#	$1,307,700
6,250		Google, Inc. - Class A^µ#	3,622,188
6,250		Google, Inc. - Class C^µ#	3,572,500
435,000	SEK	LM Ericsson Telephone Company - Class B	5,416,571
85,000	CHF	Logitech International, SAµ	1,246,683
20,000		MasterCard, Inc. - Class A^µ	1,483,000
242,000	TWD	MediaTek, Inc.	3,745,227
45,000		Micron Technology, Inc.^#	1,374,750
75,000		Microsoft Corp.^µ	3,237,000
6,428		Motorola Solutions, Inc.^µ	409,335
20,400	JPY	Nintendo Company, Ltd.µ	2,266,237
580,000	EUR	Nokia, OYJ	4,594,978
65,000		NXP Semiconductor, NV#	4,052,750
31,600		Oracle Corp.^µ	1,276,324
12,500		QUALCOMM, Inc.µ	921,250
16,000		Salesforce.com, Inc.^#	868,000
1,660	KRW	Samsung Electronics Company, Ltd.	2,148,396
103,300	EUR	SAP, SE	8,118,542
1,337,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,360,410
123,000	HKD	Tencent Holdings, Ltd.	1,997,490
26,000		Texas Instruments, Inc.~	1,202,500
8,000		VMware, Inc. - Class A^#	794,880
250,000	JPY	Yahoo! Japan Corp.^	1,131,185

			85,733,620

		Materials (2.9%)
64,000	GBP	Anglo American, PLC	1,718,782
154,000	CAD	Barrick Gold Corp.	2,782,409
13,500		Cliffs Natural Resources, Inc.^	235,575
41,000		Dow Chemical Company^µ	2,093,870
135,000	CAD	Goldcorp, Inc.µ	3,697,070
160,000	AUD	Newcrest Mining, Ltd.µ#	1,598,377
51,000	GBP	Rio Tinto, PLCµ	2,914,856
280,000	CAD	Yamana Gold, Inc.µ	2,388,224

			17,429,163

		Telecommunication Services (3.6%)
187,000		América Móvil, SAB de CV - Series L^µ	4,407,590
50,000		AT&T, Inc.^µ	1,779,500
96,000	EUR	Orange, SA	1,503,295
17,500	KRW	SK Telecom Company, Ltd.	4,492,284
36,000	JPY	SoftBank Corp.	2,587,978
56,729		Verizon Communications, Inc.	2,896,015
1,176,545	GBP	Vodafone Group, PLC	3,918,006

			21,584,668

NUMBER OF SHARES			VALUE

		Utilities (0.4%)
10,500		Exelon Corp.^µ	$326,340
45,801	EUR	GDF Suez	1,180,957
29,000	EUR	RWE, AG	1,164,302

			2,671,599

		TOTAL COMMON STOCKS (Cost $447,528,941)	406,574,775

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.1%) #
		Health Care (0.1%)
1,170		Mylan, Inc. Call, 01/17/15, Strike $45.00 (Cost $651,431)	769,275

SHORT TERM INVESTMENT (2.3%)
13,837,134		Fidelity Prime Money Market Fund - Institutional Class (Cost $13,837,134)	13,837,134

TOTAL INVESTMENTS (137.0%) (Cost $841,099,040)			821,971,612

LIABILITIES, LESS OTHER ASSETS (-37.0%)			(221,937,392)

NET ASSETS (100.0%)			$600,034,220

COMMON STOCKS SOLD SHORT (-1.0%) #
		Consumer Discretionary (-0.4%)
(86,000)		MGM Resorts International	(2,308,240)

		Consumer Staples (-0.1%)
(14,700)		Post Holdings, Inc.	(660,324)

		Energy (-0.1%)
(51,827)		Newpark Resources, Inc.	(633,844)

		Information Technology (-0.4%)
(92,500)		Ciena Corp.	(1,806,525)
(40,000)		Mentor Graphics Corp.	(790,000)
(10,320)		Photronics, Inc.	(82,251)

			(2,678,776)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,898,011)	(6,281,184)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $413,259,688. $104,538,783 of the collateral has been re-registered by one of the counterparties, BNP (see Note 4 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps and securities sold short. The aggregate value of such securities is $3,541,678.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

INTEREST RATE SWAP

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	$34,000,000	$(166,991)

					$(166,991)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
US Dollar	$565,871,888	69.4%
European Monetary Unit	63,772,847	7.8%
British Pound Sterling	41,404,590	5.1%
Japanese Yen	28,149,062	3.4%
Swiss Franc	28,000,786	3.4%
Canadian Dollar	17,920,695	2.2%
Hong Kong Dollar	13,568,279	1.7%
Danish Krone	12,650,584	1.6%
South Korean Won	9,339,392	1.1%
New Taiwan Dollar	9,105,637	1.1%
Swedish Krona	8,041,313	1.0%
South African Rand	6,148,857	0.8%
Australian Dollar	5,906,050	0.7%
Singapore Dollar	3,496,641	0.4%
Brazilian Real	2,313,807	0.3%

Total Investments Net of Common Stocks Sold Short	$815,690,428	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Cost basis of investments	$848,125,266

Gross unrealized appreciation	83,350,090
Gross unrealized depreciation	(109,503,744)

Net unrealized appreciation (depreciation)	$(26,153,654)

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $127.5 million and a lending agreement, (Lending Agreement) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”), together with the BNP Agreement, (“Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $127.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and ..55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is ..20%). For the period ended July 31, 2014, the average borrowings under the Agreements were $230.0 million. For the period ended July 31, 2014, the average interest rate was 0.69%. As of July 31, 2014, the amount of total outstanding borrowings was $230.0 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2014 was 0.89%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2014, the Fund used approximately $41.3 million of its cash collateral to offset the SSB Agreement, representing 5.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.66%, which can fluctuate depending on interest rates.

Note 5 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 6 — Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$186,957,410	$—	$186,957,410
Convertible Bonds	—	169,147,797	—	169,147,797
U.S. Government and Agency Security	—	450,132	—	450,132
Convertible Preferred Stocks	31,494,327	12,740,762	—	44,235,089
Common Stocks Foreign	20,234,502	197,400,342	—	217,634,844
Common Stocks U.S.	188,939,931	—	—	188,939,931
Purchased Option	769,275	—	—	769,275
Short Term Investment	13,837,134	—	—	13,837,134

Total	$255,275,169	$566,696,443	$—	$821,971,612

Liabilities:
Common Stocks Sold Short U.S.	$6,281,184	$—	$—	$6,281,184
Interest Rate Swap	—	166,991	—	166,991

Total	$6,281,184	$166,991	$—	$6,448,175

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2014